Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, Net:

Composition:

	December 31,
	2019	2018
	(U.S. dollars in thousands)

Cost:
Intellectual property	$1,027	$-
Less: accumulated amortization	329	-
Intangible assets, net	$698	$-

The amortization recorded by the Group amounted to $329 thousand, $0 and $0 in the years ended December 31, 2019, 2018 and 2017, respectively.